Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Cash flows from operating activities
Net (loss)/income from continuing operations	$ (28,134)	¥ (190,886)	¥ 28,169
Adjustment to reconcile net (loss)/income to net cash used in operating activities:
Share-based compensation	3,641	24,702	8,992
Depreciation and amortization	81	552
Impairment and expected credit loss	24,358	165,270
Change in fair value of warrant liability	(681)	(4,621)	(42,069)
Changes in operating assets and liabilities-continuing operations:
Accounts and notes receivable	213	1,448
Due from related parties	(2)	(14)
Other receivable	(1)	(7)	(159,116)
Prepayment and other current assets	(484)	(3,283)	(1,208)
Contract liabilities	1,072	7,274
Accounts payable	(868)	(5,889)
Due to related parties	32	216
Salary and welfare benefits payable	25	173	1,403
Other taxes payable	4	28
Lease liability	3	21
Other current liabilities	3,534	23,968	(4,864)
Net cash (used in)/provided by operating activities-continuing operations	2,793	18,952	(168,693)
Net cash used in operating activities-discontinued operations			(807)
Net cash (used in)/provided by operating activities	2,793	18,952	(169,500)
Cash flows from investing activities:
Purchases of property, plant and equipment	(9)	(61)
Net cash used in investing activities-continuing operations	(9)	(61)
Net cash used in investing activities-discontinued operations
Net cash used in investing activities	(9)	(61)
Cash flows from financing activities:
Proceeds of offering, net of listing fee			165,296
Net cash provided by financing activities-continuing operations			165,296
Net cash used in financing activities-discontinued operations			(1,101)
Net cash provided by financing activities			164,195
Effect of exchange rate changes on cash and cash equivalents	14	70	47
Net (decrease)/increase in cash and restricted cash	2,798	18,961	(5,258)
Cash, cash equivalents and restricted cash at beginning of the period	140	976	10,340
Cash, cash equivalents and restricted cash at end of the period	2,938	19,937	5,082
Less: Cash, cash equivalents and restricted cash of discontinued operations at the end of the period			4,107
Cash and cash equivalent of continuing operations at the end of the period	2,938	19,937	975
Supplemental disclosures of cash flow information:
Cash paid for interest expense from continuing operations
Cash paid for interest expense from discontinued operations			(764)
Supplemental schedule of non-cash investing and financing activities:
Right-of-use assets obtained in exchange for new operating lease liabilities from continuing operations	389	2,639
Ordinary shares issued with subscription consideration receivable	121,670	825,542
Shares and options issued in exchange for prepaid services	43,027	291,944
Ordinary shares issued upon cashless exercise of warrants	$ 505	¥ 3,429